DREYFUS PREMIER INTERNATIONAL FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

November 19, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier International Funds, Inc. (the "Fund") Registration Statement on Form N-1A (File No. 33-44254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that, with regard to its Dreyfus Premier Emerging Asia Fund series:

(1)	each Prospectus and the SAI that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on November 13, 2007.

DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Vice President